Share Capital - Schedule of Quarterly Cash Dividends Paid (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Cash dividends, Per Share	$ 0.050	$ 0.040	$ 0.040	$ 0.040	$ 0.040	$ 0.040	$ 0.040	$ 0.035	$ 0.170	$ 0.155
Cash dividends paid	$ 5,366	$ 4,510	$ 4,339	$ 4,510	$ 4,421	$ 4,848	$ 4,867	$ 4,234	$ 18,725	$ 18,370